Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets	Prepaid and Other Current Assets are as follows:

	December 31,
	2019	2018
Income tax receivable	$2,785	$3,902
Prepaid expenses	996	855
Other	253	464
	$4,034	$5,221